Debt Instruments - Issuer rating (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Financial assets	$ 1,773,414	$ 1,407,320
Debt instruments.
Financial assets
Financial assets	$ 573,046	$ 355,333
Financial assets (as a percent)	100.00%	100.00%
Debt instruments. | AAA
Financial assets
Financial assets	$ 95,406	$ 38,888
Financial assets (as a percent)	16.65%	10.94%
Debt instruments. | A
Financial assets
Financial assets	$ 401,247	$ 239,408
Financial assets (as a percent)	70.02%	67.38%
Debt instruments. | BBB
Financial assets
Financial assets	$ 48,854	$ 43,088
Financial assets (as a percent)	8.53%	12.13%
Debt instruments. | BB
Financial assets
Financial assets	$ 3,669	$ 3,471
Financial assets (as a percent)	0.64%	0.98%
Debt instruments. | Below B
Financial assets
Financial assets	$ 23,870	$ 30,225
Financial assets (as a percent)	4.17%	8.51%
Debt instruments. | Below BBB
Financial assets
Financial assets		$ 253
Financial assets (as a percent)		0.07%
Private Debt
Financial assets
Financial assets	$ 9,863	$ 12,733
Private Debt | A
Financial assets
Financial assets	9,596	12,480
Private Debt | BBB
Financial assets
Financial assets	267
Private Debt | Below BBB
Financial assets
Financial assets		253
Sovereign Debt
Financial assets
Financial assets	563,183	342,600
Sovereign Debt | AAA
Financial assets
Financial assets	95,406	38,888
Sovereign Debt | A
Financial assets
Financial assets	391,651	226,928
Sovereign Debt | BBB
Financial assets
Financial assets	48,587	43,088
Sovereign Debt | BB
Financial assets
Financial assets	3,669	3,471
Sovereign Debt | Below B
Financial assets
Financial assets	23,870	30,225
Financial assets at fair value through other comprehensive income category | Debt instruments.
Financial assets
Financial assets	$ 355,321	$ 233,463	$ 154,483